TAXES - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Schedule Of Deferred Tax Assets And Liabilities Abstract
Allowance for credit loss	$ 168,068	$ 100,603		$ 78,810
Reserve for inventory	1,131	909		4,580
Unutilized marketing expenditure	1,008	989		0
Operating lease liabilities	24,712	26,709		43,346
Net operating loss carried forward	276,176	233,046		383,524
Total deferred tax assets	471,095	362,256		510,260
Valuation allowance	(446,383)	(335,547)	$ (335,547)	(445,403)	$ (359,904)
Deferred tax assets, net of valuation allowance	24,712	26,709		64,857
Net off deferred tax liabilities	(18,337)	(21,096)		(17,272)
Deferred tax assets, net	6,375	5,613		47,585
Finance lease	5,299	6,351		0
Right-of-use assets	18,881	21,709		17,350
Deferred tax liabilities	24,180	28,060		17,350
Net off deferred tax assets	(18,337)	(21,096)		(17,272)
Deferred tax liabilities, net	$ 5,843	$ 6,964		$ 78